UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

June 30, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.9%

	U.S. Treasury Bonds and Notes - 32.9%
$50	7.000%, 7/15/06	No Opt. Call	AAA	$51,748
775	6.500%, 10/15/06	No Opt. Call	AAA	803,367
845	3.250%, 8/15/07	No Opt. Call	AAA	838,432
305	3.000%, 11/15/07	No Opt. Call	AAA	300,664
1050	2.625%, 5/15/08	No Opt. Call	AAA	1,020,675
250	3.250%, 8/15/08	No Opt. Call	AAA	246,963

$3,275	Total U.S. Government and Agency Obligations (cost $2,248,971)			3,261,849

	ASSET-BACKED SECURITIES - 7.3%

	Consumer Discretionary - 4.3%

25	BMW Vehicle Owner Trust, Class A4, Series 2003A, 2.530%, 2/25/08	No Opt. Call	AAA	24,743

100	Capital Auto Receivables Asset Trust, Series 2005-1, 3.190%, 4/15/08 (Optional put 9/14/06)	No Opt. Call	AAA	100,127

24	Chase Manhattan Auto Owners Trust Asset-Backed Notes and Certificates, Series 2003A-A3, 1.520%, 5/15/2007	No Opt. Call	AAA	23,968

49	Daimler Chrysler Auto Trust, Class A3, Series 2003B, 2.250%, 8/08/07	No Opt. Call	AAA	48,705

75	Daimler Chrysler Auto Trust, Class A3, Series 2005B, 4.040%, 9/08/09	No Opt. Call	AAA	75,125

20	Drive Auto Receivables Trust, Class A1, Series 2005-1, 2.780%, 2/15/06	No Opt. Call	N/R	19,594

28	Harley-Davidson Motorcycle Trust, Contract-Backed Notes, Series 2004-1-A1, 1.400%, 10/15/08	No Opt. Call	AAA	27,951

42	Nissan Auto Receivables Owner Trust, Class A3, Series 2003C, 2.230%, 3/15/07	No Opt. Call	AAA	42,112

36	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B, 1.150%, 8/15/07	No Opt. Call	AAA	36,529

28	Volkswagen Auto Lease Trust, Class A1, Series 2005A, 2.985%, 3/20/06	No Opt. Call	A-1+	28,497

	Financials - 3.0%

50	Capital One Auto Finance Trust, Series 2005-BSS, 3.820%, 9/15/08	No Opt. Call	AAA	49,965

50	Capital One Financial Corporation, Multi-Asset Execution Trust B1, 2.480%, 7/15/08	No Opt. Call	A	50,065

50	Chase Credit Card Master Trust, Class A, Series 2004-1, 1.130%, 5/15/09	No Opt. Call	AAA	50,029

50	Citibank Credit Card Issuance Trust, Class A2, Series 2003-A2, 2.700%, 1/15/08	No Opt. Call	AAA	49,745

46	Master CI-9 NIM Notes, Series 2005, 4.940%, 3/26/35	No Opt. Call	A+	46,512

50	MBNA Credit Card Master Note Trust, Class A1, Series 2002, 4.950%, 6/15/09	No Opt. Call	AAA	50,865

$723	Total Asset-Backed Securities (cost $724,385)			724,532

	CORPORATE BONDS - 57.6%

	Consumer Discretionary - 5.7%

25	Ameristar Casinos Inc, 10.750%, 2/15/09	2/06 at 105.38	B+	27,313

100	AOL Time Warner Inc, 6.150%, 5/01/07	No Opt. Call	BBB+	103,516

25	Beazer Homes USA Inc, 8.625%, 5/15/11	5/06 at 104.31	Ba1	26,625

33	Boyd Gaming Corporation, 9.250%, 8/01/09	8/05 at 104.63	BB-	34,815

100	Comcast Cable Communications Inc, 8.375%, 5/01/07	No Opt. Call	BBB+	107,321

100	Gannett Company Inc, 5.500%, 4/01/07	No Opt. Call	A	102,459

30	Harrahs Entertainment Bond, 7.875%, 12/15/05	No Opt. Call	BB+	30,525

25	KB Home, 9.500%, 2/15/11	2/06 at 104.75	Ba2	26,863

25	Ryland Group Inc, 9.750%, 9/01/10	9/05 at 104.88	BBB-	26,885

25	Toll Corporation, 8.250%, 2/01/11	2/06 at 104.13	BB+	26,625

25	WCI Communities Inc., Series 144A, 10.625%, 2/15/11	2/09 at 100.00	Ba3	27,125

25	William Carter Company, Series B, 10.875%, 8/15/11	8/06 at 105.44	B+	28,129

	Consumer Staples - 5.4%

100	Campbell Soup Company, 6.900%, 10/15/06	No Opt. Call	A	103,480

100	Coca-Cola Enterprises Inc, 5.375%, 8/15/06	No Opt. Call	A	101,185

100	ConAgra Foods Inc, 6.000%, 9/15/06	No Opt. Call	BBB+	101,732

25	Constellation Brands Inc, 8.625%, 8/01/06	No Opt. Call	BB	26,125

100	General Mills Inc, Notes, 5.125%, 2/15/07	No Opt. Call	BBB+	101,598

100	Kraft Foods Inc, 5.250%, 6/01/07	No Opt. Call	A3	101,991

	Energy - 4.6%

100	Burlington Resources Finance Company, 5.600%, 12/01/06	No Opt. Call	BBB+	101,593

100	Conoco Funding Company, 5.450%, 10/15/06	No Opt. Call	A-	101,835

100	Devon Energy Corporation, 2.750%, 8/01/06	No Opt. Call	BBB	98,289

100	Kinder Morgan Energy Partners LP, 5.350%, 8/15/07	No Opt. Call	BBB+	101,360

25	Northwest Pipeline Corporation, 6.625%, 12/01/07	No Opt. Call	Ba2	25,875

25	Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B, 9.625%, 11/01/08	11/05 at 104.81	BB-	26,688

	Financials - 10.7%

100	ABN AMRO Bank NV Chicago, 7.125%, 6/18/07	No Opt. Call	A+	105,525

100	American Express Company, 5.500%, 9/12/06	No Opt. Call	A+	101,578

100	American Health Properties, Health Care Property Investors Inc, 7.500%, 1/15/07	No Opt. Call	BBB+	104,396

100	Capital One Financial Corporation, 7.250%, 5/01/06	No Opt. Call	BBB-	102,573

100	Countrywide Home Loan Inc, 5.500%, 2/01/07	No Opt. Call	A	101,994

100	Credit Suisse First Boston, 5.750%, 4/15/07	No Opt. Call	Aa3	102,890

25	General Motors Acceptance Corporation, 7.500%, 7/15/05	No Opt. Call	Baa2	25,011

100	Household Finance Corporation, 5.750%, 1/30/07	No Opt. Call	A1	102,608

100	Lehamn Brothers Holdings Inc, 8.250%, 6/15/07	No Opt. Call	A1	107,758

100	MBNA Corporation, 6.250%, 1/17/07	No Opt. Call	BBB	103,218

100	Washington Mutual Inc, 7.500%, 8/15/06	No Opt. Call	A-	103,537

	Healthcare - 3.6%

100	Baxter International Inc, 5.250%, 5/01/07	No Opt. Call	A-	101,899

50	HCA Inc, 8.850%, 1/01/07	No Opt. Call	BB+	52,963

100	MedPartners Inc, 7.375%, 10/01/06	No Opt. Call	BBB-	103,345

100	UnitedHealth Group Inc, 5.200%, 1/17/07	No Opt. Call	A	101,646

	Industrials - 7.3%

25	Building Materials Corporation of America, 7.750%, 7/15/05	No Opt. Call	B+	24,938

100	CSX Corporation, 7.450%, 5/01/07	No Opt. Call	BBB	105,624

25	Dresser Inc, 9.375%, 4/15/11	4/06 at 104.69	B2	26,438

25	Flowserve Corporation, 12.250%, 8/15/10	8/05 at 106.13	B	27,125

100	John Deere Capital Corporation, 5.125%, 10/19/06	No Opt. Call	A-	101,464

100	Northrop Grumman Corporation, 4.079%, 11/16/06	No Opt. Call	BBB	99,744

100	Raytheon Company, 6.750%, 8/15/07	No Opt. Call	BBB-	104,959

25	Terex Corporation, Senior Subordinated Notes, 10.375%, 4/01/11	4/06 at 105.19	B	27,250

100	Tyco International Group SA, 5.800%, 8/01/06	No Opt. Call	BBB	101,817

100	WMX Technologies, Waste Management Inc, 7.000%, 10/15/06	No Opt. Call	BBB	103,401

	Information Technology - 1.8%

100	Hewlett Packard Company, 5.750%, 12/15/06	No Opt. Call	A-	102,362

25	Nortel Networks Limited, 6.125%, 2/15/06	No Opt. Call	B-	25,281

25	Seagate Technology HDD Holdings, Series 144A, 8.000%, 5/15/09	5/06 at 104.00	BB+	26,719

25	Unisys Corporation, 8.125%, 6/01/06	No Opt. Call	BB+	25,688

	Materials - 4.8%

25	Acetex Corporation, 10.875%, 8/01/09	8/05 at 105.44	B+	26,375

25	Airgas Inc, 9.125%, 10/01/11	10/06 at 104.56	Ba2	27,125

30	ARCO Chemical Company, 9.375%, 12/15/05	No Opt. Call	BB-	30,788

25	IMC Global Inc, 11.250%, 6/01/11	6/06 at 105.63	BB	27,750

100	International Paper Company, 7.625%, 1/15/07	No Opt. Call	BBB	104,677

25	Longview Fibre Company, 10.000%, 1/15/09	1/06 at 105.00	B+	26,750

25	Louisiana Pacific Corporation, 8.500%, 8/15/05	No Opt. Call	BBB-	25,103

25	Lyondell Chemical Company, 10.875%, 5/01/09	5/06 at 101.81	B	26,063

25	Pilgrims Price Corporation, 9.625%, 9/15/11	9/06 at 104.81	Ba2	27,438

25	Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11	2/06 at 104.88	B	26,563

25	Steel Dynamics Inc, 9.500%, 3/15/09	3/06 at 104.75	BB	26,688

100	Weyerhaeuser Company, 6.000%, 8/01/06	No Opt. Call	BBB	101,807

	Telecommunication Services - 3.1%

100	CenturyTel Inc, 4.628%, 5/15/07	No Opt. Call	BBB+	100,174

100	Sprint Capital Corporation, 6.000%, 1/15/07	No Opt. Call	BBB-	102,512

100	Verizon Wireless Capital LLC, 5.375%, 12/15/06	No Opt. Call	A+	101,947

	Utilities - 10.6%

100	Constellation Energy Group, 6.350%, 4/01/07	No Opt. Call	Baa1	103,522

100	Dominion Resources Inc, 8.050%, 11/15/06	No Opt. Call	BBB+	99,365

100	DTE Energy Company, 6.450%, 6/01/06	No Opt. Call	Baa2	102,066

100	Duke Energy Field Services LLC, 5.750%, 11/15/06	No Opt. Call	BBB	102,033

100	Florida Power Corporation, 6.810%, 7/01/07	No Opt. Call	A3	104,748

100	FPL Group Capital Inc, 4.086%, 2/16/07	No Opt. Call	A2	100,008

10	Midland Funding II, 11.750%, 7/23/05	No Opt. Call	BB-	9,665

100	Ohio Edison Company, 4.000%, 5/01/08	No Opt. Call	Baa2	98,963

100	PPL Electric Utilities Corporation, 5.875%, 8/15/07	No Opt. Call	A-	103,566

100	PSE&G Power LLC, 6.875%, 4/15/06	No Opt. Call	Baa1	102,095

100	Sempra Energy, 4.621%, 5/17/07	No Opt. Call	BBB+	100,512

25	Utilicorp United Inc., Aquila Inc, 6.700%, 10/15/06	No Opt. Call	B2	25,469

$5,553	Total Corporate Bonds (cost $6,743,945)			5,717,475

	SOVEREIGN DEBT - 1.0%

	Russia - 0.5%

50	Russian Federation, 8.750%, 7/24/05	No Opt. Call	BBB-	50,115

	South Africa - 0.5%

50	South Africa Republic, 8.375%, 10/17/06	No Opt. Call	Baa1	52,813

$100	Total Sovereign Debt (cost $103,055)			102,928

	Total Investments (cost $9,820,356) - 98.8%			9,806,784
	Other Assets Less Liabilities - 1.2%			114,737

	Net Assets - 100%			$9,921,521

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2005:

Contracts to Deliver Currency	Amount (local currency)	In Exchange For Currency	Amount (local currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. dollars)
U.S. Dollar	25,000	Australian Dollar	32,500	9/27/05	$(387)
U.S. Dollar	25,000	Brazilian Real	61,925	9/23/05	711
Canadian Dollar	15,500	Mexican Peso	138,834	8/05/05	172
Canadian Dollar	30,846	U.S. Dollar	25,000	9/27/05	(232)
Swiss Franc	30,000	Norwegian Krone	153,493	7/25/05	58
Swiss Franc	112,396	British Pound	50,000	9/06/05	1,228
Swiss Franc	31,761	U.S. Dollar	25,000	9/27/05	46
Czech Koruna	616,513	U.S. Dollar	25,000	9/27/05	118
Danish Krone	154,135	U.S. Dollar	25,000	9/27/05	(118)
Euro	62,500	Norwegian Krone	504,995	7/25/05	1,653
Euro	25,000	Mexican Peso	351,056	7/28/05	2,216
Euro	12,500	Mexican Peso	165,344	8/05/05	138
Euro	12,500	New Turkish Lira	22,745	8/12/05	1,716
Euro	12,500	Hungarian Forint	3,168,113	9/07/05	258
Euro	40,550	U.S. Dollar	50,000	9/20/05	774
U.S. Dollar	25,000	Euro	20,685	9/27/05	118
U.S. Dollar	25,000	British Pound	13,786	9/27/05	(365)
U.S. Dollar	25,000	Hungarian Forint	5,171,750	9/27/05	138
U.S. Dollar	25,000	Japanese Yen	2,692,250	9/27/05	(518)
U.S. Dollar	15,500	Mexican Peso	135,924	8/05/05	(2,935)
U.S. Dollar	25,000	Mexican Peso	273,975	9/27/05	92
U.S. Dollar	62,500	New Zealand Dollar	88,377	9/20/05	(1,483)
U.S. Dollar	25,000	New Zealand Dollar	35,572	9/27/05	(455)
U.S. Dollar	25,000	Polish Zloty	83,695	9/28/05	(28)
Swedish Krona	193,805	U.S. Dollar	25,000	9/28/05	70
Slovakian Koruna	792,375	U.S. Dollar	25,000	9/28/05	(71)
Thailand Baht	1,028,750	U.S. Dollar	25,000	9/27/05	140
U.S. Dollar	25,000	New Turkish Lira	34,850	9/26/05	479
New Taiwan Dollar	780,625	U.S. Dollar	25,000	9/28/05	220
U.S. Dollar	25,000	South African Rand	170,800	9/27/05	468
					$4,221

Foreign Currency Interest Rate Swap Contracts outstanding at June 30, 2005:

	Local Currency	Notional Amount (U.S. Dollars)	Effective Date (1)	Termination Date	Unrealized Appreciation Depreciation (U.S. Dollars)
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank Offered Rates).	Australian Dollar	$500,000	1/17/05	1/17/10	$(314)

Agreement with Goldman Sachs dated January 13, 2005, to receive semi-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-Bank Offered Rates).	New Zealand Dollar	550,000	1/18/05	1/18/10	275

Agreement with JPMorgan dated May 18, 2005, to receive every 28 days the notional amount multiplied by 10.370% (annualized) and pay every 28 days the notional amount multiplied by the 28-day MXN TIIE Rate (Mexican Interbank Money Market Rates).	Mexican Peso	750,000	5/19/05	5/13/10	2,113
					$2,074

Futures Contracts Outstanding at June 30, 2005:

Type	Contract Position	Number of Contracts	Contract Expiration	Original Value (U.S. Dollars)	Value at June 30, 2005 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian 3-Year Treasury Bonds	Long	5	09/05	390,675	390,656	$(19)
Australian 10-Year Treasury Bonds	Long	5	09/05	408,087	408,871	784
British LIBOR	Long	4	03/06	855,463	858,493	3,030
U.S. 2-Year Treasury Notes	Long	5	09/05	1,037,997	1,038,438	441
Canadian 10-Year Government Bonds	Short	4	09/05	(372,853)	(380,313)	(7,460)
3 MO Euro Euribor	Short	3	03/06	(887,138)	(889,596)	(2,458)
3 MO Euro Yen TFX	Short	7	12/05	(1,575,060)	(1,576,278)	(1,218)
U.S. 10-Year Treasury Notes	Short	3	09/05	(339,038)	(340,406)	(1,368)
						$(8,268)

(1) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each foreign currency interest rate swap contract.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on market discount securities, amortization of premium on debt securities, and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2005, the cost of investments was $9,849,946.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as follows:

Gross unrealized:
Appreciation	$3,103
Depreciation	(46,265)
Net unrealized appreciation (depreciation) of investments	$(43,162)

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

June 30, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.2%

	Financials - 33.6%

	Fannie Mae, Mortgage-Backed Securities, Conventional Mortgage Loans:
$1,077	4.500%, 3/01/19	No Opt. Call	AAA	$1,072,860
525	5.500%, 11/01/34 (TBA)	No Opt. Call	AAA	532,219
1,280	6.000%, 11/01/34	No Opt. Call	AAA	1,313,133
475	4.500%, 1/01/35 (TBA)	No Opt. Call	AAA	464,609

	U.S. Treasury Bonds and Notes - 33.6%
875	3.250%, 8/15/07	No Opt. Call	AAA	868,199
480	2.625%, 5/15/08	No Opt. Call	AAA	466,594
480	6.500%, 2/15/10	No Opt. Call	AAA	535,819
750	4.250%, 11/15/13	No Opt. Call	AAA	768,545
35	4.000%, 2/15/15	No Opt. Call	AAA	35,135
75	4.125%, 5/15/15	No Opt. Call	AAA	76,119
340	7.500%, 11/15/24	No Opt. Call	AAA	483,172
120	5.375%, 2/15/31	No Opt. Call	AAA	141,638

$6,512	Total U.S. Government and Agency Obligations (cost $5,333,882)			6,758,042

	ASSET-BACKED SECURITIES - 6.9%

	Consumer Discretionary - 3.9%

100	Capital Auto Receivables Asset Trust, Series 2005-1, 3.190%, 4/15/08 (Optional put 9/14/06)	No Opt. Call	AAA	100,127

24	Chase Manhattan Auto Owners Trust Asset-Backed Notes and Certificates, Series 2003A-A3, 1.520%, 5/15/2007	No Opt. Call	AAA	23,968

49	Daimler Chrysler Auto Trust, Class A3, Series 2003B, 2.250%, 8/08/07	No Opt. Call	AAA	48,705

75	Daimler Chrysler Auto Trust, Class A3, Series 2005B, 4.040%, 9/08/09	No Opt. Call	AAA	75,125

20	Drive Auto Receivables Trust, Class A1, Series 2005-1, 2.780%, 2/15/06	No Opt. Call	N/R	19,594

27	Harley-Davidson Motorcycle Trust, Contract Backed Notes, Series 2004-1-A1, 1.400%, 10/15/08	No Opt. Call	AAA	26,322

42	Nissan Auto Receivables Owner Trust, Class A3, Series 2003C, 2.230%, 3/15/07	No Opt. Call	AAA	42,112

36	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B, 1.150%, 8/15/07	No Opt. Call	AAA	36,529

28	Volkswagen Auto Lease Trust, Class A1, Series 2005A, 2.985%, 3/20/06	No Opt. Call	A-1+	28,497

	Financials - 3.0%

50	Capital One Auto Finance Trust, Series 2005-BSS, 3.820%, 9/15/08	No Opt. Call	AAA	49,965

50	Capital One Financial Corporation, Multi-Asset Execution Trust B1, 2.480%, 7/15/08	No Opt. Call	A	50,065

50	Chase Credit Card Master Trust, Class A, Series 2004-1, 1.130%, 5/15/09	No Opt. Call	AAA	50,029

50	Citibank Credit Card Issuance Trust, Class A2, Series 2003-A2, 2.700%, 1/15/08	No Opt. Call	AAA	49,745

46	Master CI-9 NIM Notes, Series 2005, 4.940%, 3/26/35	No Opt. Call	A+	46,512

50	MBNA Credit Card Master Note Trust, Class A1, Series 2002, 4.950%, 6/15/09	No Opt. Call	AAA	50,865

$697	Total Asset-Backed Securities (cost $698,001)			698,160

	CORPORATE BONDS - 31.4%

	Consumer Discretionary - 4.7%

25	Ameristar Casinos Inc, 10.750%, 2/15/09	2/06 at 105.38	B+	27,313

25	Beazer Homes USA Inc, 8.625%, 5/15/11	5/06 at 104.31	Ba1	26,625

33	Boyd Gaming Corporation, 9.250%, 8/01/09	8/05 at 104.63	BB-	34,815

11	Clear Channel Communications Inc, 5.500%, 9/15/14	No Opt. Call	BBB-	10,451

18	Cox Communications Inc, 7.750%, 11/01/10	No Opt. Call	BBB-	20,403

	Federated Department Stores Inc:
4	6.625%, 4/01/11	No Opt. Call	BBB+	4,418
8	6.900%, 4/01/29	No Opt. Call	BBB+	9,303

30	Harrahs Entertainment Bond, 7.875%, 12/15/05	No Opt. Call	BB+	30,525

2	Harrahs Operating Company Inc, 8.000%, 2/01/11	No Opt. Call	BBB-	2,296

1	Home Depot Inc, 3.750%, 9/15/09	No Opt. Call	AA	990

25	KB Home, 9.500%, 2/15/11	2/06 at 104.75	Ba2	26,863

25	K. Hovnanian Enterprises Inc, 6.500%, 1/15/14	No Opt. Call	Ba1	25,313

1	Lowes Companies Inc, 6.500%, 3/15/29	No Opt. Call	A+	1,192

4	Masco Corporation, 5.875%, 7/15/12	No Opt. Call	BBB+	4,298

20	MGM Grand Inc, 6.000%, 10/01/09	No Opt. Call	BB	20,200

	Pulte Homes Inc:
12	4.875%, 7/15/09	No Opt. Call	BBB-	12,029
6	6.375%, 5/15/33	No Opt. Call	BBB-	6,186

25	Ryland Group Inc, 9.750%, 9/01/10	9/05 at 104.88	BBB-	26,885

22	TCI Communications Inc, 8.750%, 8/01/15	No Opt. Call	BBB+	28,271

13	Target Corporation, 7.500%, 8/15/10	No Opt. Call	A+	14,958

	Time Warner Inc:
11	9.125%, 1/15/13	No Opt. Call	BBB+	13,920
14	9.150%, 2/01/23	No Opt. Call	BBB+	19,270

2	The Walt Disney Company, 7.000%, 3/01/32	No Opt. Call	BBB+	2,461

25	Toll Corporation, 8.250%, 2/01/11	2/06 at 104.13	BB+	26,625

	Wal-Mart Stores Inc:
17	6.875%, 8/10/09	No Opt. Call	AA	18,751
2	7.550%, 2/15/30	No Opt. Call	AA	2,737

25	WCI Communities Inc., Series 144A, 10.625%, 2/15/11	2/09 at 100.00	Ba3	27,125

25	William Carter Company, Series B, 10.875%, 8/15/11	8/06 at 105.44	B+	28,129

	Consumer Staples - 2.2%

7	Anheuser Busch Companies Inc, 5.050%, 10/15/16	No Opt. Call	A+	7,302

3	Archer Daniels Midland Company, 7.000%, 2/01/31	No Opt. Call	A+	3,786

7	Coca-Cola Enterprises Inc, 6.750%, 9/15/28	No Opt. Call	A	8,457

25	Constellation Brands Inc, 8.625%, 8/01/06	No Opt. Call	BB	26,125

50	Echostar DBS Corporation, 9.125%, 1/15/09	1/08 at 100.00	BB-	53,375

19	General Mills Inc, 2.625%, 10/24/06	No Opt. Call	BBB+	18,622

2	Kellog Company, 7.450%, 4/01/31	No Opt. Call	BBB+	2,660

2	Kimberly-Clark Corporation, 5.000%, 8/15/13	No Opt. Call	Aa2	2,105

11	Kraft Foods Inc, 6.250%, 6/01/12	No Opt. Call	A3	12,110

2	Kroger Company, 7.500%, 4/01/31	No Opt. Call	Baa2	2,416

19	Meyer Fred Inc., Kroger Inc, 7.450%, 3/01/08	No Opt. Call	Baa2	20,450

16	Nabisco Inc, 7.550%, 6/15/15	No Opt. Call	A-	19,510

2	Philip Morris Companies, Inc, 7.750%, 1/15/27	No Opt. Call	BBB	2,409

6	Phillip Morris Companies Inc, 7.200%, 2/01/07	No Opt. Call	BBB	6,254

10	Tricon Golbal Restaurants Incorporated, 8.875%, 4/15/11	No Opt. Call	BBB-	12,130

3	Unilever Capital Corporation, 5.900%, 11/15/32	No Opt. Call	A+	3,355

18	Viacom Inc., Senior Notes, 7.700%, 7/30/10	No Opt. Call	A3	20,111

	Energy - 3.1%

10	Alberta Energy Company Limited, 7.375%, 11/01/31	No Opt. Call	A-	12,633

18	Amerada Hess Corporation, 7.125%, 3/15/33	No Opt. Call	BBB-	21,421

5	Burlington Resources Finance Company, 7.200%, 8/15/31	No Opt. Call	BBB+	6,174

25	Chesapeake Energy Corporation, 6.250%, 1/15/18	7/10 at 103.13	BB-	24,750

10	Devon Energy Corporation, 7.950%, 4/15/32	No Opt. Call	BBB	13,196

21	Enterprise Products Operating L.P, 4.625%, 10/15/09	No Opt. Call	Baa3	20,926

3	Halliburton Company, 5.500%, 10/15/10	No Opt. Call	BBB	3,150

10	Kinder Morgan Energy Partners LP, 7.300%, 8/15/33	No Opt. Call	BBB+	12,171

10	Marathon Oil Corporation, 6.800%, 3/15/32	No Opt. Call	BBB+	11,737

10	Northwest Pipeline Corporation, 6.625%, 12/01/07	No Opt. Call	Ba2	10,350

10	Occidental Petroleum Corporation, 6.750%, 1/15/12	No Opt. Call	A-	11,333

10	PC Financial Partnership, 5.000%, 11/15/14	No Opt. Call	BBB	10,112

11	Phillips Petroleum Company, 8.750%, 5/25/10	No Opt. Call	A-	13,117

10	Plains All American Pipeline LP, 144A, 5.250%, 6/15/15	No Opt. Call	BBB-	10,072

50	Premcor Refining Group Inc, 7.500%, 6/15/15	6/08 at 103.75	BB-	55,000

25	Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B, 9.625%, 11/01/08	11/05 at 104.81	BB-	26,688

10	Tosco Corporation, 8.125%, 2/15/30	No Opt. Call	A-	14,132

10	Transocean Sedco Forex Inc, 7.500%, 4/15/31	No Opt. Call	A-	13,115

10	Valero Energy Corporation, 7.500%, 4/15/32	No Opt. Call	BBB-	12,383

10	XTO Energy Inc, 6.250%, 4/15/13	No Opt. Call	BBB-	10,839

	Financials - 8.1%

33	Associates Corporation of North America, 6.250%, 11/01/08	No Opt. Call	Aa1	35,137

3	Bank of America Corporation, 5.375%, 6/15/14	No Opt. Call	Aa2	3,193

3	Bank One NA Illinois, 3.700%, 1/15/08	No Opt. Call	Aa2	2,978

40	Capital One Bank, 5.000%, 6/15/09	No Opt. Call	BBB	40,907

20	Capital One Financial Corporation, 5.500%, 6/01/15	No Opt. Call	BBB-	20,500

6	Charter One Bank FSB, 6.375%, 5/15/12	No Opt. Call	Aa3	6,691

	CIT Group Inc:
13	5.500%, 11/30/07	No Opt. Call	A	13,372
6	7.750%, 4/02/12	No Opt. Call	A	7,046

	Citigroup Inc:
17	3.625%, 2/09/09	No Opt. Call	Aa1	16,733
4	5.850%, 12/11/34	No Opt. Call	Aa1	4,438
5	6.000%, 10/31/33	No Opt. Call	Aa2	5,569

21	Countrywide Home Loan Inc, 4.125%, 9/15/09	No Opt. Call	A	20,742

26	Credit Sussie First Boston, 6.500%, 1/15/12	No Opt. Call	Aa3	28,935

	EOP Operating LP:
17	7.750%, 11/15/07	No Opt. Call	BBB+	18,264
2	5.875%, 1/15/13	No Opt. Call	BBB+	2,110

12	ERP Operating LP, 6.625%, 3/15/12	No Opt. Call	BBB+	13,387

8	First Union Institutional Capital Securities I, 8.040%, 12/01/26	12/06 at 104.02	A1	8,673

22	Fleet National Bank, 5.750%, 1/15/09	No Opt. Call	Aa2	23,139

57	General Electric Capital Corporation, 8.125%, 5/15/12	No Opt. Call	AAA	68,904

25	General Motors Acceptance Corporation, 7.500%, 7/15/05	No Opt. Call	Baa2	25,011

22	Goldman Sachs Group Inc, 6.345%, 2/15/34	No Opt. Call	A1	23,919

41	Household Financial Corporation, 8.000%, 7/15/10	No Opt. Call	A1	47,358

3	Household Finance Corporation, 7.000%, 5/15/12	No Opt. Call	A1	3,408

2	HSBC Bank USA, 3.875%, 9/15/09	No Opt. Call	Aa2	1,974

28	JPMorgan Chase & Company, 3.500%, 3/15/09	No Opt. Call	Aa3	27,332

4	Key Bank NA, 7.000%, 2/01/11	No Opt. Call	A2	4,502

20	Lehman Brothers Holdings Inc, 7.875%, 11/01/09	No Opt. Call	A1	22,806

19	MBNA Corporation, 6.125%, 3/01/13	No Opt. Call	BBB	20,737

14	Mellon Funding Corporation, 3.250%, 4/01/09	No Opt. Call	A+	13,596

5	Merrill Lynch and Company Inc., Note, 6.375%, 10/15/08	No Opt. Call	Aa3	5,346

1	Merril Lynch & Company, 3.700%, 4/21/08	No Opt. Call	Aa3	989

11	Merrill Lynch & Company, 5.000%, 1/15/15	No Opt. Call	Aa3	11,285

10	Morgan Stanley Dean Witter & Company, 8.000%, 6/15/10	No Opt. Call	Aa3	11,588

32	Morgan Stanley, 4.750%, 4/01/14	No Opt. Call	A1	31,581

25	National City Bank, 6.200%, 12/15/11	No Opt. Call	A1	27,496

12	National Rural Utilities Cooperative Finance Corporation, 3.875%, 2/15/08	No Opt. Call	A+	11,941

3	National Westminster Bank plc, 7.375%, 10/01/09	No Opt. Call	Aa2	3,371

16	Nationsbank Corporation, 7.800%, 9/15/16	No Opt. Call	Aa3	20,043

	PNC Funding Corporation:
10	5.750%, 8/01/06	No Opt. Call	A2	10,152
3	7.500%, 11/01/09	No Opt. Call	A3	3,369

45	Residential Capital Corporation, Series 144A, 6.375%, 6/30/10	No Opt. Call	Baa2	45,264

18	Sanwa Finance Aruba AEC, 8.350%, 7/15/09	No Opt. Call	A2	20,524

19	Simon Property Group LP, 6.375%, 11/15/07	No Opt. Call	BBB+	19,847

12	SLM Corporation, 5.375%, 1/15/13	No Opt. Call	A	12,651

9	US Bank NA Minnesota, 6.375%, 8/01/11	No Opt. Call	Aa2	9,942

14	Wachovia Corporation, 5.250%, 8/01/14	No Opt. Call	A1	14,641

18	Washington Mutual Bank FA, 6.875%, 6/15/11	No Opt. Call	A-	20,096

7	Wells Fargo & Company, 5.375%, 2/07/35	No Opt. Call	Aa1	7,317

	Healthcare - 0.6%

10	HCA Inc, 6.375%, 1/15/15	No Opt. Call	BB+	10,401

18	Medco Health Solutions Inc, 7.250%, 8/15/13	No Opt. Call	BBB	20,294

3	Schering-Plough Corporation, 6.750%, 12/01/33	No Opt. Call	A-	3,628

20	Wyeth, 5.500%, 3/15/13	No Opt. Call	A	21,082

	Industrials - 3.7%

12	Boeing Capital Corporation, 5.800%, 1/15/13	No Opt. Call	A	13,083

25	Building Materials Corporation of America, 7.750%, 7/15/05	No Opt. Call	B+	24,938

18	Burlington Northern Santa Fe Corporation, 6.750%, 7/15/11	No Opt. Call	BBB+	20,139

13	Canadian National Railways Company, 6.250%, 8/01/34	No Opt. Call	BBB+	15,047

15	Deere and Company, 6.950%, 4/25/14	No Opt. Call	A-	17,616

25	Dresser Inc, 9.375%, 4/15/11	4/06 at 104.69	B2	26,438

25	Flowserve Corporation, 12.250%, 8/15/10	8/05 at 106.13	B	27,125

7	General Electric Company, 5.000%, 2/01/13	No Opt. Call	AAA	7,239

4	Honeywell International Inc, 7.500%, 3/01/10	No Opt. Call	A	4,562

35	Jacuzzi Brands Inc, 9.625%, 7/01/10	7/07 at 104.81	B	38,500

25	L-3 Communications Corporation, 6.125%, 1/15/14	1/09 at 103.06	BB+	25,125

17	Norfolk Southern Corporation, 7.700%, 5/15/17	No Opt. Call	Baa1	21,267

	PHH Corporation:
10	6.000%, 3/01/08	No Opt. Call	BBB	10,314
2	7.125%, 3/01/13	No Opt. Call	BBB	2,222

20	Raychem Corporation, Tyco International Limited, 7.200%, 10/15/08	No Opt. Call	BBB	21,688

50	Sequa Corporation, 8.875%, 4/01/08	No Opt. Call	BB-	54,250

25	Terex Corporation, Senior Subordinated Notes, 10.375%, 4/01/11	4/06 at 105.19	B	27,250

8	United Technologies Corporation, 7.500%, 9/15/29	No Opt. Call	A	10,726

4	Waste Management Inc, 7.750%, 5/15/32	No Opt. Call	BBB	5,091

	Information Technology - 1.2%

14	Computer Associates International Inc, 4.750%, 12/01/09	No Opt. Call	BBB-	13,969

11	Electronic Data Systems Corporation, 7.125%, 10/15/09	No Opt. Call	BBB-	11,850

	Motorola Inc:
8	7.625%, 11/15/10	No Opt. Call	BBB+	9,164

3	7.500%, 5/15/25	No Opt. Call	BBB+	3,680

25	Nortel Networks Limited, 6.125%, 2/15/06	No Opt. Call	B-	25,281

25	Seagate Technology HDD Holdings, Series 144A, 8.000%, 5/15/09	5/06 at 104.00	BB+	26,719

25	Unisys Corporation, 8.125%, 6/01/06	No Opt. Call	BB+	25,688

	Materials - 3.5%

30	ARCO Chemical Company, 9.375%, 12/15/05	No Opt. Call	BB-	30,788

25	Acetex Corporation, 10.875%, 8/01/09	8/05 at 105.44	B+	26,375

25	Airgas Inc, 9.125%, 10/01/11	10/06 at 104.56	Ba2	27,125

8	Alcan Inc, 7.250%, 3/15/31	No Opt. Call	BBB+	9,767

	Alcoa Inc:
15	4.250%, 8/15/07	No Opt. Call	A2	15,059
2	7.375%, 8/01/10	No Opt. Call	A2	2,278

6	Dow Chemical Company, 7.375%, 11/01/29	No Opt. Call	A-	7,774

12	E.I. Du Pont de Nemours Company, 6.875%, 10/15/09	No Opt. Call	AA-	13,315

25	IMC Global Inc, 11.250%, 6/01/11	6/06 at 105.63	BB	27,750

25	Longview Fibre Company, 10.000%, 1/15/09	1/06 at 105.00	B+	26,750

25	Louisiana Pacific Corporation, 8.500%, 8/15/05	No Opt. Call	BBB-	25,103

25	Lyondell Chemical Company, 10.875%, 5/01/09	5/06 at 101.81	B	26,063

25	Pilgrims Price Corporation, 9.625%, 9/15/11	9/06 at 104.81	Ba2	27,438

25	Steel Dynamics Inc, 9.500%, 3/15/09	3/06 at 104.75	BB	26,688

25	Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11	2/06 at 104.88	B	26,563

8	Westvaco Corporation, 8.200%, 1/15/30	No Opt. Call	BBB	10,502

17	Weyerhaeuser Company, 5.950%, 11/01/08	No Opt. Call	BBB	17,812

	Telecommunication Services - 2.3%

22	AT&T/Cingular Wireless Services, 8.125%, 5/01/12	No Opt. Call	A	26,395

21	BellSouth Corporation, 6.550%, 6/15/34	No Opt. Call	A	23,994

6	British Telecommunications PLC, 8.625%, 12/15/30	No Opt. Call	A-	8,496

	Deutsche Telekom International Finance BV:
12	8.000%, 6/15/10	No Opt. Call	A-	13,922
4	8.250%, 6/15/30	No Opt. Call	A-	5,433

18	France Telecom, 7.750%, 3/01/11	No Opt. Call	A-	20,913

25	GTE Corporation, 7.510%, 4/01/09	No Opt. Call	A+	27,607

25	Qwest Corporation, Series 144A, 7.625%, 6/15/15	No Opt. Call	BB-	25,656

25	Rogers Wireless Communications Inc, 6.375%, 3/01/14	No Opt. Call	BB	25,563

	Sprint Capital Corporation:
14	8.375%, 3/15/12	No Opt. Call	BBB-	16,862
4	8.750%, 3/15/32	No Opt. Call	BBB-	5,582

10	Telefonica Europe BV, 7.750%, 9/15/10	No Opt. Call	A	11,550

10	Verizon New York Inc., Series B, 7.375%, 4/01/32	No Opt. Call	A+	11,783

4	Vodafone Group PLC, 7.875%, 2/15/30	No Opt. Call	A	5,377

	Utilities - 2.0%

7	CenterPoint Energy Resources Corporation, 7.875%, 4/01/13	No Opt. Call	BBB	8,327

2	Consolidated Natural Gas Company, 5.000%, 12/01/14	No Opt. Call	A3	2,027

14	Duke Capital LLC, 5.668%, 8/15/14	No Opt. Call	BBB-	14,570

10	Duke Energy Field Services LLC, 7.875%, 8/16/10	No Opt. Call	BBB	11,492

17	FirstEnergy Corporation, 7.375%, 11/15/31	No Opt. Call	Baa3	20,847

10	Midland Funding II, 11.750%, 7/23/05	No Opt. Call	BB-	9,665

8	National Rural Utilities Cooperative Finance Corporation, 5.750%, 8/28/09	No Opt. Call	A	8,453

2	NiSource Finance Corporation, 5.400%, 7/15/14	No Opt. Call	BBB	2,067

11	Pacific Gas and Electric Company, 6.050%, 3/01/34	No Opt. Call	Baa1	12,162

19	Progress Energy Inc, 7.100%, 3/01/11	No Opt. Call	Baa2	21,190

12	PSE&G Power LLC, 6.950%, 6/01/12	No Opt. Call	Baa1	13,508

11	Reliant Energy, Centerpoint Energy Inc, 7.750%, 2/15/11	No Opt. Call	BBB	12,638

10	Southern California Edison Company, 6.000%, 1/15/34	No Opt. Call	A3	11,241

20	TXU Energy Company, 7.000%, 3/15/13	No Opt. Call	Baa2	22,338

25	Utilicorp United Inc., Aquila Inc, 6.700%, 10/15/06	No Opt. Call	B2	25,464

9	Virginia Electric and Power Company, 4.750%, 3/01/13	No Opt. Call	A3	9,046

$2,886	Total Corporate Bonds (cost $4,543,235)			3,151,326

	SOVEREIGN DEBT - 1.7%

	Mexico - 0.7%

65	United Mexican States, 6.625%, 3/03/15	No Opt. Call	Baa1	71,695
	Russia - 0.5%

50	Russian Federation, 8.750%, 7/24/05	No Opt. Call	BBB-	50,115

	South Africa - 0.5%

50	South Africa Republic, 8.375%, 10/17/06	No Opt. Call	Baa1	52,813

$165	Total Sovereign Debt (cost $103,017)			174,623

	Total Investments (cost $10,678,135) - 107.2%			10,782,151

	Other Assets Less Liabilities - (7.2)%			(728,768)

	Net Assets - 100%			$10,053,383

Forward Foreign Currency Exchange Contracts outstanding at June 30, 2005:

Contracts to Deliver Currency	Amount (local currency)	In Exchange For Currency	Amount (local currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. dollars)
U.S Dollar	25,000	Australian Dollar	32,500	9/27/05	$(387)
U.S Dollar	25,000	Brazilian Real	61,925	9/23/05	711
Canadian Dollar	15,500	Mexican Peso	138,834	8/05/05	172
Canadian Dollar	30,846	U.S. Dollar	25,000	9/27/05	(232)
Swiss Franc	30,000	Norwegian Krone	153,493	7/25/05	59
Swiss Franc	112,396	British Pound	50,000	9/06/05	1,228
Swiss Franc	31,761	U.S. Dollar	25,000	9/27/05	46
Czech Koruna	616,513	U.S. Dollar	25,000	9/27/05	118
Danish Krone	154,135	U.S. Dollar	25,000	9/27/05	(118)
Euro	62,500	Norwegian Krone	504,995	7/25/05	1,653
Euro	25,000	Mexican Peso	351,056	7/28/05	2,216
Mexican Peso	165,344	Euro	12,500	8/05/05	(138)
Euro	12,500	New Turkish Lira	22,745	8/12/05	1,716
Euro	12,500	Hungarian Forint	3,168,113	9/07/05	258
Euro	40,550	U.S. Dollar	50,000	9/20/05	774
U.S Dollar	25,000	Euro	20,685	9/27/05	118
U.S Dollar	50,000	British Pound	27,572	9/27/05	(730)
U.S Dollar	25,000	Hungarian Forint	5,171,750	9/27/05	138
Japanese Yen	2,692,250	U.S. Dollar	25,000	9/27/05	518
U.S Dollar	15,500	Mexican Peso	135,924	8/05/05	(2,935)
U.S Dollar	25,000	Mexican Peso	273,975	9/27/05	92
U.S Dollar	62,500	New Zealand Dollar	88,377	9/20/05	(1,483)
U.S Dollar	25,000	New Zealand Dollar	35,572	9/27/05	(455)
U.S Dollar	25,000	Polish Zloty	83,695	9/28/05	(28)
Swedish Krona	193,805	U.S. Dollar	25,000	9/28/05	70
Slovakian Koruna	792,375	U.S. Dollar	25,000	9/28/05	(71)
Thailand Baht	1,028,750	U.S. Dollar	25,000	9/27/05	140
U.S Dollar	25,000	New Turkish Lira	34,850	9/26/05	479
New Taiwan Dollar	780,625	U.S. Dollar	25,000	9/28/05	220
U.S Dollar	25,000	South African Rand	170,800	9/27/05	468
					$4,617

Foreign Currency Interest Rate Swap Contracts outstanding at June 30, 2005:

	Local Currency	Notional Amount (U.S. Dollars)	Effective Date (1)	Termination Date	Unrealized Appreciation Depreciation (U.S. Dollars)
Agreement with Goldman Sachs dated January 13, 2005, to pay semi-annually the notional amount multiplied by 5.570% (annualized) and receive quarterly the notional amount multiplied by the six-month AUD-LIBOR (Australian Dollar-London Inter-Bank Offered Rates).	Australian Dollar	$500,000	1/17/05	1/17/10	$(314)

Agreement with Goldman Sachs dated January 13, 2005, to receive semi-annually the notional amount multiplied by 6.500% (annualized) and pay quarterly the notional amount multiplied by the three-month NZD-LIBOR (New Zealand Dollar-London Inter-Bank Offered Rates).	New Zealand Dollar	550,000	1/18/05	1/18/10	275

Agreement with JPMorgan dated May 18, 2005, to receive every 28 days the notional amount multiplied by 10.370% (annualized) and pay every 28 days the notional amount multiplied by the 28-day MXN TIIE Rate (Mexican Interbank Money Market Rates).	Mexican Peso	750,000	5/19/05	5/13/10	2,113
					$2,074

Futures Contracts Outstanding at June 30, 2005:

Type	Contract Position	Number of Contracts	Contract Expiration	Original Value (U.S. Dollars)	Value at June 30, 2005 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian 3-Year Treasury Bonds	Long	5	09/05	390,675	390,656	$(19)
Australian 10-Year Treasury Bonds	Long	5	09/05	408,087	408,871	784
British LIBOR	Long	4	03/06	855,463	858,493	3,030
Canadian 10-Year Government Bonds	Short	4	09/05	(372,853)	(380,313)	(7,460)
3MO Euro Euribor	Short	3	03/06	(887,138)	(889,596)	(2,458)
3MO Euro Yen TFX	Short	7	12/05	(1,575,060)	(1,576,278)	(1,218)
U.S. 10-Year Treasury Notes	Short	3	09/05	(339,038)	(340,406)	(1,368)
						$(8,709)

(1) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each foreign currency interest rate swap contract.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

(TBA) To be announced. Security is subject to sale/buy back arrangements.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on market discount securities, amortization of premium on debt securities, and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2005, the cost of investments was $10,692,761.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as follows:

Gross unrealized:
Appreciation	$112,395
Depreciation	(23,005)
Net unrealized appreciation of investments	$89,390

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

June 30, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	ASSET-BACKED SECURITIES - 1.7%

	Consumer Discretionary - 0.5%

$48	Chase Manhattan Auto Owners Trust Asset-Backed Notes and Certificates, Series 2003A-A3, 1.520%, 5/15/2007	No Opt. Call	AAA	$47,936

	Financials - 1.2%

115	Capital One Financial Corporation, Multi-Asset Execution Trust B1, 2.480%, 7/15/08	No Opt. Call	A	115,149

$163	Total Asset-Backed Securities (cost $163,284)			163,085

	CORPORATE BONDS - 97.8%

	Consumer Discretionary - 21.4%

100	Ameristar Casinos Inc, 10.750%, 2/15/09	2/06 at 105.38	B+	109,250

50	Beazer Homes USA Inc, 8.625%, 5/15/11	5/06 at 104.31	Ba1	53,250

100	Boyd Gaming Corporation, 7.750%, 12/15/12	12/07 at 103.88	B+	107,375

250	Charter Communications Operating LLC, 144A, 8.000%, 4/30/12	No Opt. Call	B2	250,000

	KB Home:
50	9.500%, 2/15/11	2/06 at 104.75	Ba2	53,725
50	6.375%, 8/15/11	No Opt. Call	BB+	52,283

100	Leslie’s Poolmart Inc, 7.750%, 2/01/13	2/09 at 103.88	B2	101,500

125	MGM Grand Inc, 6.000%, 10/01/09	No Opt. Call	BB	126,250

100	MGM Mirage Inc., Series 144A, 6.625%, 7/15/15	No Opt. Call	BB	101,625

100	Pantry Inc, 7.750%, 2/15/14	2/09 at 103.88	B-	102,500

100	Phillips-Van Heusen Corporation, 8.125%, 5/01/13	5/08 at 104.06	BB	108,750

100	Ryerson Tull Inc, 8.250%, 12/15/11	12/08 at 104.13	B	87,500

150	Samsonite Corporation, 8.875%, 6/01/11	6/08 at 104.44	B-	160,125

100	Speedway Motorsports Inc, 6.750%, 6/01/13	6/08 at 103.38	Ba2	103,500

100	Standard Pacific Corporation, 6.250%, 4/01/14	No Opt. Call	BB	96,000

100	Technical Olympic USA Inc, 7.500%, 1/15/15	No Opt. Call	B2	90,500

90	Toll Corporation, 8.250%, 2/01/11	2/06 at 104.13	BB+	95,850

150	WCI Communities Inc., Series 144A, 10.625%, 2/15/11	2/09 at 100.00	Ba3	162,750

100	William Carter Company, Series B, 10.875%, 8/15/11	8/06 at 105.44	B+	112,516

25	Wynn Las Vegas LLC/Corporation, First Mortgage, 6.625%, 12/01/14	12/09 at 103.31	B+	24,438

	Consumer Staples - 5.9%

100	Constellation Brands Inc, 8.625%, 8/01/06	No Opt. Call	BB	104,500

100	Dean Foods Company, 6.625%, 5/15/09	No Opt. Call	Ba2	105,000

100	Del Monte Corporation, 8.625%, 12/15/12	12/07 at 104.31	B	110,500

150	Elizabeth Arden Inc, 7.750%, 1/15/14	1/09 at 103.88	B2	157,125

100	Playtex Products Inc., Series 144A, 9.375%, 6/01/11	6/06 at 104.69	CCC+	105,750

	Energy - 8.1%

100	Chesapeake Energy Corporation, 6.250%, 1/15/18	7/10 at 103.13	BB-	99,000

100	Coastal Corporation, 7.750%, 6/15/10	No Opt. Call	B-	102,500

150	Hanover Compressor Company, 9.000%, 6/01/14	6/09 at 104.50	B	160,500

150	Premcor Refining Group Inc, 7.500%, 6/15/15	6/08 at 103.75	BB-	165,000

100	Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B, 9.625%, 11/01/08	11/05 at 104.81	BB-	106,750

150	Williams Companies Inc, 7.500%, 1/15/31	No Opt. Call	B+	163,125

	Financials - 2.0%

100	La Quinta Properties Inc, 8.875%, 3/15/11	3/07 at 104.44	BB-	108,625

85	Residential Capital Corporation, Series 144A, 6.375%, 6/30/10	No Opt. Call	Baa2	85,499

	Healthcare - 5.3%

100	Alderwoods Group Inc, 7.750%, 9/15/12	9/08 at 103.88	B	106,625

100	Carriage Services Inc, 7.875%, 1/15/15	1/10 at 103.94	B2	106,000

100	HCA Inc, 8.750%, 9/01/10	No Opt. Call	BB+	114,151

	HEALTHSOUTH Corporation:
100	8.375%, 10/01/11 (Optional put 1/02/09)	No Opt. Call	N/R	99,750
100	7.625%, 6/01/12 (Optional put 1/02/09)	No Opt. Call	N/R	97,500

	Industrials - 15.6%

100	Allied Waste North America, Series B, 8.875%, 4/01/08	No Opt. Call	BB-	105,500

100	BE Aerospace Inc, 8.000%, 3/01/08	7/05 at 100.00	B-	100,500

100	Building Materials Corporation of America, 7.750%, 7/15/05	No Opt. Call	B+	99,750

150	Case New Holland Inc., Series WI, 9.250%, 8/01/11	8/07 at 104.63	BB-	158,250

100	DI Finance/DynCorp International, Series 144A, 9.500%, 2/15/13	2/09 at 104.75	B-	93,500

100	Dresser Inc, 9.375%, 4/15/11	4/06 at 104.69	B2	105,750

100	Fastentech Inc, 11.500%, 5/01/11	5/07 at 105.75	B-	109,000

200	Jacuzzi Brands Inc, 9.625%, 7/01/10	7/07 at 104.81	B	220,000

65	JLG Industries Inc, 8.375%, 6/15/12	6/07 at 104.19	B	68,088

100	L-3 Communications Corporation, 6.125%, 1/15/14	1/09 at 103.06	BB+	100,500

100	Norcraft Holdings LP, 0.000%, 9/01/12	9/08 at 104.88	B-	69,500

100	Terex Corporation, Senior Subordinated Notes, 10.375%, 4/01/11	4/06 at 105.19	B	109,000

200	United Rentals of North America Inc, 7.750%, 11/15/13	11/09 at 102.58	B+	197,500

	Information Technology - 4.2%

100	Hynix Semiconductor Inc., Series 144A, 9.875%, 7/01/12 (WI, settling 7/05/05)	7/09 at 105.25	B+	100,250

100	Nortel Networks Limited, 6.125%, 2/15/06	No Opt. Call	B-	101,125

100	Seagate Technology HDD Holdings, Series 144A, 8.000%, 5/15/09	5/06 at 104.00	BB+	106,875

100	Unisys Corporation, 8.125%, 6/01/06	No Opt. Call	BB+	102,750

	Materials - 21.8%

50	Acetex Corporation, 10.875%, 8/01/09	8/05 at 105.44	B+	52,750

150	Airgas Inc, 9.125%, 10/01/11	10/06 at 104.56	Ba2	162,750

170	Chaparral Steel Company, Series 144A, 10.000%, 7/15/13 (WI, settling 7/06/05)	7/09 at 105.00	B1	171,700

100	Constar International Inc, 11.000%, 12/01/12	12/07 at 105.50	CCC+	80,000

100	Equistar Chemicals LP/Equistar Funding Corporation, 10.625%, 5/01/11	5/08 at 102.66	BB-	110,875

100	Georgia Pacific Corporation, 8.875%, 2/01/10	No Opt. Call	BB+	114,000

100	Graphic Packaging International Inc, 9.500%, 8/15/13	8/08 at 104.75	B-	101,250

	IMC Global Inc:
100	11.250%, 6/01/11	6/06 at 105.63	BB	111,000
50	10.875%, 8/01/13	8/08 at 105.44	BB	58,875

100	Longview Fibre Company, 10.000%, 1/15/09	1/06 at 105.00	B+	107,000

100	Lyondell Chemical Company, 10.875%, 5/01/09	5/06 at 101.81	B	104,250

100	Methanex Corporation, 8.750%, 8/15/12	No Opt. Call	BBB-	114,875

100	Nalco Finance Holdings Inc, 0.000%, 2/01/14	2/12 at 100.00	B-	74,375

100	Pilgrims Price Corporation, 9.625%, 9/15/11	9/06 at 104.81	Ba2	109,750

100	PolyOne Corporation, 10.625%, 5/15/10	5/07 at 105.31	B+	106,250

100	Rockwood Specialties Group, 7.500%, 11/15/14	11/09 at 103.75	B-	99,750

100	Russel Metals Inc, 6.375%, 3/01/14	3/09 at 103.19	BB-	94,000

100	Smurfit-Stone Container, Series 144A, 9.750%, 2/01/11	2/06 at 104.88	B	106,250

100	Steel Dynamics Inc, 9.500%, 3/15/09	3/06 at 104.75	BB	106,750

25	Tekni-Plex Inc., 144A, 10.875%, 8/15/12	8/09 at 105.44	B3	27,125

40	Texas Industries Inc., Series 144A, 7.250%, 7/15/13 (WI, settling 7/06/05)	7/09 at 103.63	BB-	41,200

100	Wise Metals Group, 10.250%, 5/15/12	5/08 at 105.13	B2	84,500

	Telecommunication Services - 5.0%

100	INTELSAT Limited, 5.250%, 11/01/08	No Opt. Call	B	94,000

285	Qwest Corporation, Series 144A, 7.625%, 6/15/15	No Opt. Call	BB-	292,481

100	Rogers Wireless Communications Inc, 6.375%, 3/01/14	No Opt. Call	BB	102,250

	Specialty Retail - 0.5%

50	General Nutrition Centers Inc.	1/08 at 104.30	B-	46,500

	Utilities - 8.0%

130	AES Corporation, 7.750%, 3/01/14	No Opt. Call	B1	141,700

125	Calpine Corporation, 9.625%, 10/01/14	10/09 at 104.81	B	125,313

110	Edison Mission Energy, 9.875%, 4/15/11	No Opt. Call	B+	129,386

170	El Paso Natural Gas Company, 8.375%, 6/15/32	No Opt. Call	B1	198,560

39	Midland Funding II, 11.750%, 7/23/05	No Opt. Call	BB-	39,005

150	Utilicorp Canada Finance Corporation, 7.750%, 6/15/11	No Opt. Call	B2	155,250

$9,284	Total Corporate Bonds (cost $9,771,927)			9,609,145

	SOVEREIGN DEBT - 0.5%

	Russia - 0.5%

50	Russian Federation, 8.750%, 7/24/05	No Opt. Call	BBB-	50,115

$50	Total Sovereign Debt (cost $50,160)			50,115

	Total Investments (cost $9,985,371) - 100%			9,822,345

	Other Assets Less Liabilities - 0.0%			(307)

	Net Assets - 100%			9,822,038

Futures Contracts Outstanding at June 30, 2005:

Type	Contract Position	Number of Contracts	Contract Expiration	Original Value (U.S. Dollars)	Value at June 30, 2005 (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Notes	Long	5	09/05	542,085	544,453	$2,368
U.S. Treasury Bonds	Long	4	09/05	464,262	475,000	10,738
						$13,106

Credit Default Swap outstanding at June 30, 2005:

Type	Counterparty	Type	Notional Amount	Fixed Rate	Termination Date	Value at June 30, 2005	Unrealized Appreciation (Depreciation)
DJ Investment Grade CDX BB	Morgan Stanley	Sell	$2,000,000	2.250%	12/20/09	$27,500	$(22,506)

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

N/R Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on market discount securities, amortization of premium on debt securities, and timing differences in recognizing certain gains and losses on security transactions.

At June 30, 2005, the cost of investments was $10,019,988.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as follows:

Gross unrealized:
Appreciation	$43,387
Depreciation	(241,030)
Net unrealized appreciation (depreciation) of investments	$(197,643)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust III

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	August 29, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	August 29, 2005